employee future benefits - Pensions funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Funded Status - Planned surplus (deficit)
Interest expense	$ (17)	$ (6)
Present value of the defined benefit obligations
Funded Status - Planned surplus (deficit)
Balance at beginning of year	9,419
Balance at end of year	8,723	9,419
Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	334
Balance at end of year	(57)	334
Pension plans | Present value of the defined benefit obligations
Funded Status - Planned surplus (deficit)
Balance at beginning of year	9,419	8,837
Current service cost	108	100
Past service cost	1	(2)
Interest expense	318	331
Actuarial (gain) loss arising from changes in demographic assumptions	(62)	77
Actuarial (gain) loss arising from changes in financial assumptions	(588)	526
Settlements	(16)
Benefits paid	(457)	(450)
Balance at end of year	8,723	9,419
Pension plans | Plan assets
Funded Status - Planned surplus (deficit)
Balance at beginning of year	(9,195)	(8,873)
Interest expense	(306)	(330)
Return on plan assets - Actual return on plan assets (less) greater than discount rate	51	(360)
Settlements	16
Contributions - Employer contributions	(52)	(66)
Contributions - Employees' contributions	(20)	(22)
Benefits paid	457	450
Administrative fees	6	6
Balance at end of year	(9,043)	(9,195)
Pension plans | Plan assets net of Effect of asset ceiling limit
Funded Status - Planned surplus (deficit)
Balance at beginning of year	(9,085)
Balance at end of year	(8,780)	(9,085)
Pension plans | Effect of asset ceiling limit
Funded Status - Planned surplus (deficit)
Balance at beginning of year	110	115
Change	153	(5)
Balance at end of year	$ 263	$ 110